Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020		Sep. 30, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		¥ 809,540	[1]	¥ 658,184
Provision for (reversal of) credit losses		209,806		102,121
Charge-offs		135,190		102,570
Recoveries collected		19,537		33,014
Net charge-offs		115,653		69,556
Other	[2]	(18,862)		(76)
Balance at end of period		1,208,535	[1]	690,673
Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	323,704
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		482,275		389,615
Provision for (reversal of) credit losses		37,154		28,388
Charge-offs		34,833		29,033
Recoveries collected		3,362		15,612
Net charge-offs		31,471		13,421
Other	[2]	(3,968)		(3,410)
Balance at end of period		567,818		401,172
Commercial [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	83,828
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		34,746		38,626
Provision for (reversal of) credit losses		(947)		130
Charge-offs		997		2,093
Recoveries collected		7		355
Net charge-offs		990		1,738
Other	[2]	0
Balance at end of period		82,303		37,018
Residential [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	49,494
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		35,180		32,550
Provision for (reversal of) credit losses		8,822		14,456
Charge-offs		11,230		12,715
Recoveries collected		486		721
Net charge-offs		10,744		11,994
Balance at end of period		47,520		35,012
Card [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	14,262
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		58,995		52,581
Provision for (reversal of) credit losses		89,812		17,950
Charge-offs		17,453		16,266
Recoveries collected		1,749		2,791
Net charge-offs		15,704		13,475
Other	[2]	(1,757)		(1,613)
Balance at end of period		156,383		55,443
MUAH [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	25,037
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		169,626		144,812
Provision for (reversal of) credit losses		47,529		24,902
Charge-offs		44,882		36,240
Recoveries collected		11,405		11,115
Net charge-offs		33,477		25,125
Other	[2]	(10,860)		3,568
Balance at end of period		291,151		148,157
Krungsri [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	118,333
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		28,718
Provision for (reversal of) credit losses		27,436		16,295
Charge-offs		25,795		6,223
Recoveries collected		2,528		2,420
Net charge-offs		23,267		3,803
Other	[2]	(2,277)		1,379
Balance at end of period		63,360		¥ 13,871
Other [Member] | Effect of adopting new guidance [Member] | Measurement of credit losses on financial instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	[3]	¥ 32,750

[1]	New guidance on measurement of credit losses on financial instruments requires allowance for credit losses to be measured by current expected credit losses model from April 1, 2020. For additional information, refer to Note 1.
[2]	Other is principally comprised of gains or losses from foreign exchange translation.
[3]	See Note 1 for more information.